Schedule of General and Administrative Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Salaries and compensation	$ 4,386,716	$ 1,672,750
Professional fees	552,975	377,308
Office	119,999	35,211
Investor relations	592,155	914,770
Filing and transfer fees	96,701	127,149
Advertising	519,321	28,859
Travel	87,285
Penalties	30,208
Bank charges and other	12,140	6,887
General and Administrative	$ 6,397,500	$ 3,162,934